Consolidated Balance Sheets (Parentheticals) - $ / shares		Sep. 30, 2024	Sep. 30, 2023
Statement of Financial Position [Abstract]
Ordinary shares par value (in Dollars per share)	[1]	$ 0.00025	$ 0.00025
Ordinary shares authorized	[1]	200,000,000	200,000,000
Ordinary shares issued	[1]	21,500,000	20,000,000
Ordinary shares outstanding	[1]	21,500,000	20,000,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 and IPO on December 17, 2023 (Note 16)